Consolidated Statements of Financial Position - BRL (R$) R$ in Thousands		Dec. 31, 2019		Dec. 31, 2018
Assets
Cash and balances with banks		R$ 109,610,999		R$ 107,209,743
Financial assets at fair value through profit or loss	[1]	249,759,777		246,161,150
Financial assets at fair value through other comprehensive income		192,450,010		178,050,536	[2]
Financial assets at amortized cost
Loans and advances to financial institutions, net of provision for losses		59,083,791		105,248,950
Loans and advances to customers, net of provision for losses		423,528,716		380,387,076
Securities, net of provision for losses	[3]	166,918,360		140,604,738
Other financial assets		56,101,781		43,893,309
Non-current assets held for sale		1,357,026		1,353,330
Investments in associates and joint ventures	[4]	7,635,612	[5]	8,125,799
Property and equipment		14,659,222	[6]	8,826,836
Intangible assets and goodwill, net of accumulated amortization		14,724,647		16,128,548
Taxes to be offset		15,685,801		13,498,264
Deferred income tax assets		59,570,055		48,682,569
Other assets		7,441,888		7,372,866
Total assets		1,378,527,685		1,305,543,714
Liabilities
Deposits from banks		227,819,611		247,313,979
Deposits from customers	[7]	366,227,540		340,748,196
Funds from issuance of securities		170,727,564		148,029,018
Subordinated debt		49,313,508		53,643,444
Other financial liabilities		79,121,127		62,598,235
Financial liabilities at fair value through profit or loss		14,244,083		16,152,087
Provision for Expected Credit Loss
Loan Commitments		2,318,404		2,551,676
Financial guarantees		1,970,321		719,216
Insurance technical provisions and pension plans	[7]	268,302,691		251,578,287
Other reserves		25,239,929		19,802,171
Current income tax liabilities		2,595,277		2,373,261
Deferred income tax liabilities		1,080,603		1,200,589
Other liabilities		34,023,453		34,157,435
Total liabilities		1,242,984,111		1,180,867,594
Shareholders' equity
Capital		75,100,000		67,100,000
Treasury shares		(440,514)		(440,514)
Capital reserves		35,973		35,973
Profit reserves		51,986,423		53,267,584
Additional paid-in capital		70,496		70,496
Other comprehensive income		7,871,482		2,206,718
Retained earnings		475,606		2,035,198
Equity attributable to shareholders of the parent		135,099,466		124,275,455
Non-controlling interest		444,108		400,665
Total equity		135,543,574		124,676,120
Total equity and liabilities		R$ 1,378,527,685		R$ 1,305,543,714

[1]	In 2019 and 2018, no reclassifications were made of Financial Assets at fair value through profit or loss for other categories of financial assets.
[2]	In June 2018, Management decided to reclassify the Securities measured at fair value through other comprehensive income to be measured at amortized cost, in the amount of R$17,022,922 thousand. This reclassification was the result of the alignment of risk and capital management. Without considering this reclassification of the securities it would have been recognized in other comprehensive income fair value changes in the amount of R$(297,343) thousand.
[3]	Amounts of loans and receivables are presented net of the provision for impairment losses.
[4]	In 2019, impairment losses were recorded in 'associates and jointly controlled entities' in the amount of R$727,235 thousand. In 2018, impairment losses were recorded in 'associates and jointly controlled entities' in the amount of R$107,000 thousand. In 2017, it was recorded in the amount of R$31,868 thousand on the investment in NCR Brasil Industria de Equipamentos para Automacao S.A;
[5]	Of this amount, R$985,628 thousand refers to the acquisition of shares in associated and jointly controlled companies, which are recorded in the Balance Sheet under the caption Investments in associates and joint ventures (Cielo/Fleury/Swiss Re).
[6]	Includes underlying assets identified in lease contracts recognized under the scope of IFRS 16. Depreciation for these assets is calculated linearly by the lease term.
[7]	Demand and savings deposits and Technical provisions for insurance and pension plans comprising VGBL and PGBL products are classified as up to 30 days, without considering average historical turnover;